Investments In And Advances To Unconsolidated Joint Ventures (Investments In And Advances To Unconsolidated Joint Ventures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Number of Buildings	52
Unconsolidated Net Equity Investment	$ 139,278,000		$ 138,455,000
Initial cash equity capital contribution	100.00%
Distributions of investments in unconsolidated joint ventures	13,800,000
Recognized deferred gain on disposition on property	700,000
DCT/SPF Industrial Operating LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	20.00%
Number of Buildings	14
Unconsolidated Net Equity Investment	45,510,000		47,243,000
TRT-DCT Venture I [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	4.40%
Number of Buildings	13
Unconsolidated Net Equity Investment	548,000		774,000
TRT-DCT Venture II [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	11.40%	[1]
Number of Buildings	5	[1]
Unconsolidated Net Equity Investment	2,172,000	[1]	2,437,000	[1]
TRT-DCT Venture III [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	10.00%	[1]
Number of Buildings	5	[1]
Unconsolidated Net Equity Investment	1,491,000	[1]	1,594,000	[1]
DCT Fund I LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	20.00%
Number of Buildings	6
Unconsolidated Net Equity Investment	(313,000)		376,000
Stirling Capital Investments (SCLA) [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	50.00%	[2]
Number of Buildings	6	[2]
Unconsolidated Net Equity Investment	58,629,000	[2]	45,313,000	[2]
IDI/DCT, LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	50.00%	[1],[3]
Number of Buildings	3	[1],[3]
Unconsolidated Net Equity Investment	28,240,000	[1],[3]	37,721,000	[1],[3]
IDI/DCT Buford, LLC (Land Only) [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	75.00%
Unconsolidated Net Equity Investment	3,001,000		2,997,000
Institutional Funds [Member]
Schedule of Equity Method Investments [Line Items]
Number of Buildings	43
Unconsolidated Net Equity Investment	49,408,000		52,424,000
Other [Member]
Schedule of Equity Method Investments [Line Items]
Number of Buildings	9
Unconsolidated Net Equity Investment	$ 89,870,000		$ 86,031,000

[1]	During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.
[2]	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
[3]	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.